UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-03657

Deutsche State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.3%
New York 99.0%
Amherst, NY, Development Corp. Student Housing Facility Revenue, UBF Faculty-Student Housing Corp., Series A, 5.0%, 10/1/2045, INS: AGMC	1,000,000	1,166,280
Buffalo & Erie County, NY, Industrial Land Development Corp. Revenue, Catholic Health System Obligated Group, 5.0%, 7/1/2040	1,000,000	1,094,850
Dutchess County, NY, Local Development Corp. Revenue, Vassar College, Series A, 5.0%, 1/1/2049	3,000,000	3,289,320
Erie County, NY, Industrial Development Agency, School Facility Revenue, City School District, Buffalo Project, Series A, 5.0%, 5/1/2031	3,000,000	3,577,080
Hudson, NY, Yards Infrastructure Corp. Revenue, Fiscal 2012:
Series A, 5.75%, 2/15/2047	1,195,000	1,341,376
Series A, Prerefunded, 5.75%, 2/15/2047	1,805,000	2,033,910
Jefferson County, NY, Civic Facility Development Corp., Samaritan Medical Center Project, Series A, 5.0%, 11/1/2037	1,185,000	1,318,016
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	6,329,050
5.5%, 10/1/2037 , GTY: Goldman Sachs Group, Inc.	2,500,000	3,286,850
Long Island, NY, Electric System Revenue, Power Authority, Series B, 5.0%, 9/1/2037	1,185,000	1,337,118
Long Island, NY, Power Authority:
Series B, 5.0%, 9/1/2036	1,000,000	1,155,240
Series A, 5.0%, 9/1/2037	4,000,000	4,388,040
Series A, Prerefunded, 5.0%, 5/1/2038	2,000,000	2,222,540
Metropolitan Transportation Authority, NY, Dedicated Tax Fund:
Series B, Prerefunded, 5.0%, 11/15/2034	2,000,000	2,131,840
Series A, Prerefunded, 5.5%, 11/15/2039	5,000,000	5,198,000
Metropolitan Transportation Authority, NY, Revenue, Series B, 5.0%, 11/15/2043	1,000,000	1,117,380
Monroe County, NY, General Obligation, Public Improvement, 6.0%, 3/1/2018, INS: NATL	1,130,000	1,142,407
Monroe County, NY, Industrial Development Corp. Revenue, Rochester General Hospital Projects, 5.0%, 12/1/2046	1,060,000	1,186,257
Monroe County, NY, Industrial Development Corp. Revenue, University of Rochester, Series A, 5.0%, 7/1/2033	1,000,000	1,161,050
Nassau County, NY, Sewer & Storm Water Finance Authority Systems Revenue:
Series A, 5.0%, 10/1/2032	1,235,000	1,437,688
Series A, 5.0%, 10/1/2033	1,000,000	1,159,340
Nassau, NY, Health Care Corp. Revenue, 0.94% *, 12/6/2017, LOC: TD Bank NA	860,000	860,000
New York, Brookhaven Local Development Corp. Revenue, Jeffersons Ferry Project, 5.25%, 11/1/2036	1,200,000	1,367,376
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	1,500,000	1,590,510
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2042	1,490,000	1,722,619
New York, Build New York City Resource Corp. Revenue, YMCA of Greater New York Project:
5.0%, 8/1/2040	750,000	836,168
5.0%, 8/1/2042	1,000,000	1,072,360
New York, Build New York City Resource Corp., Solid Waste Disposal Revenue, Pratt Paper, Inc. Project., AMT, 144A, 5.0%, 1/1/2035	750,000	860,925
New York, General Obligation:
Series I-1, 5.625%, 4/1/2029	110,000	115,823
Series I-1, Prerefunded, 5.625%, 4/1/2029	2,890,000	3,044,586
New York, Higher Education Revenue, Dormitory Authority, Colgate University, 6.0%, 7/1/2021, INS: NATL	695,000	752,205
New York, Higher Education Revenue, Dormitory Authority, New York University, Series A, 5.75%, 7/1/2027, INS: NATL	3,000,000	3,669,120
New York, Hudson Yards Infrastructure Corp., Second Indenture Revenue, Series A, 5.0%, 2/15/2042	2,000,000	2,322,820
New York, Liberty Development Corp. Revenue, Second Priority, Bank of America Tower at One Bryant Park LLC, "1", 5.625%, 1/15/2046	2,000,000	2,153,180
New York, Liberty Development Corp. Revenue, World Trade Center Project, 5.0%, 11/15/2031	2,250,000	2,499,525
New York, Metropolitan Transportation Authority Revenue:
Series B, 4.0%, 11/15/2034	3,500,000	3,735,970
Series C, 5.0%, 11/15/2031	3,500,000	3,963,960
Series D, Prerefunded, 5.0%, 11/15/2034	1,000,000	1,097,490
Series A-1, 5.0%, 11/15/2035	2,000,000	2,309,880
Series D-1, 5.0%, 11/15/2039	2,500,000	2,855,175
Series B, 5.25%, 11/15/2044	3,000,000	3,453,690
New York, Metropolitan Transportation Authority Revenue, Green Bonds:
Series C-1, 5.0%, 11/15/2028 (a)	5,000,000	6,099,250
Series A1, 5.25%, 11/15/2057	1,000,000	1,176,680
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds, Series B-1, 5.0%, 11/15/2036	2,500,000	2,930,450
New York, MTA Hudson Rail Yards Trust Obligations Revenue, Series A, 5.0%, 11/15/2051	1,000,000	1,078,550
New York, Sales Tax Asset Receivable Corp., Series A, 5.0%, 10/15/2031	5,000,000	5,890,750
New York, State Agency General Obligation Lease, Dormitory Authority, City University System, 5.75%, 7/1/2018, INS: AGMC	515,000	528,714
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Series A, 5.0%, 7/1/2037	1,000,000	1,130,050
New York, State Dormitory Authority Revenue, Non-State Supported Debt, St. John's University, Series A, 5.0%, 7/1/2037	1,250,000	1,415,538
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Cornell University:
Series A, 4.0%, 7/1/2034	1,000,000	1,074,310
Series C, 5.0%, 7/1/2037	2,510,000	2,719,108
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, 5.0%, 7/1/2041	2,000,000	2,213,660
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Prerefunded, 5.25%, 7/1/2033	5,000,000	5,287,500
New York, State Dormitory Authority Revenues, Non-State Supported Debt, New York University:
Series A, 5.0%, 7/1/2034	5,000,000	5,941,300
Series A, Prerefunded, 5.0%, 7/1/2039	3,000,000	3,158,460
Series A, Prerefunded, 5.25%, 7/1/2034	5,000,000	5,283,450
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore Long Island Jewish Health System:
Series A, 5.0%, 5/1/2030	1,500,000	1,738,620
Series A, Prerefunded, 5.0%, 5/1/2032	2,000,000	2,215,520
Series A, Prerefunded, 5.5%, 5/1/2037	1,500,000	1,582,635
New York, State Dormitory Authority Revenues, Non-State Supported Debt, NYU Hospitals Center:
5.0%, 7/1/2033	360,000	414,958
Series A, Prerefunded, 6.0%, 7/1/2040	1,500,000	1,664,220
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center:
144A, 5.0%, 12/1/2036	2,700,000	2,960,658
Prerefunded, 6.125%, 12/1/2029	3,000,000	3,141,240
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rochester Institute of Technology, 5.0%, 7/1/2040	2,500,000	2,684,025
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Rockefeller University:
Series A, 5.0%, 7/1/2037	3,000,000	3,394,380
Series C, 5.0%, 7/1/2040	2,750,000	2,890,855
Series A, 5.0%, 7/1/2041	2,000,000	2,162,400
New York, State Dormitory Authority Revenues, Non-State Supported Debt, School Districts Financing Program:
Series C, 5.0%, 10/1/2031 , INS: AGC	20,000	21,088
Series A, 5.0%, 10/1/2034	1,000,000	1,154,020
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Dormitory Facilities:
Series A, 5.0%, 7/1/2036	1,745,000	2,043,063
Series A, 5.0%, 7/1/2038	1,000,000	1,166,260
New York, State Dormitory Authority Revenues, Non-State Supported Debt, State University Facilities, Series A, 5.0%, 7/1/2043	2,000,000	2,242,060
New York, State Dormitory Authority Revenues, State Supported Debt, Series C, 0.99% *, 12/7/2017, LOC: Bank of America NA	555,000	555,000
New York, State Dormitory Authority, Sales Tax Revenue, State Supported Debt:
Series A, 5.0%, 3/15/2035	2,975,000	3,425,236
Series A, 5.0%, 3/15/2044	2,000,000	2,278,900
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D, 4.0%, 2/15/2036	1,410,000	1,506,035
Series A, 5.0%, 2/15/2034	205,000	212,679
Series A, 5.0%, 2/15/2037	4,000,000	4,687,800
Series A, Prerefunded, 5.0%, 2/15/2034	3,695,000	3,844,204
Series A, Prerefunded, 5.0%, 3/15/2038	1,250,000	1,304,763
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Series C, 5.0%, 5/15/2041	2,500,000	2,745,975
New York, State Environmental Facilities Corp. Revenue, State Revolving Funds, Green Bonds, Series B, 5.0%, 9/15/2035	2,615,000	3,034,394
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	3,340,000	3,684,688
New York, State General Obligation Lease, Dormitory Authority, City University System, Series A, 5.75%, 7/1/2018, INS: NATL	295,000	302,614
New York, State Housing Finance Agency, 100 Maiden Lane Properties LLC, Series A, 0.98% *, 12/6/2017, LIQ: Fannie Mae , LOC: Fannie Mae	100,000	100,000
New York, State Housing Finance Agency, Admiral Halsey Senior Apartments, Series A, AMT, 1.01% *, 12/6/2017, LOC: Citibank NA	650,000	650,000
New York, State Housing Finance Agency, Historic Front Street, Series A, 0.97% *, 12/6/2017, LOC: Landesbank Hessen-Thuringen	1,600,000	1,600,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, Prerefunded, 5.0%, 3/15/2039	5,150,000	5,379,020
New York, State Liberty Development Corp. Revenue, World Trade Center:
"2", 5.0%, 9/15/2043	2,000,000	2,185,540
"3", 5.0%, 3/15/2044	1,190,000	1,281,916
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	3,000,000	3,353,520
New York, State Power Authority Revenue, Series A, 5.0%, 11/15/2038	1,500,000	1,657,335
New York, State Thruway Authority, Series J, 5.0%, 1/1/2041	2,220,000	2,446,706
New York, State Thruway Authority, General Revenue, Series I, 5.0%, 1/1/2037	5,000,000	5,532,450
New York, State Thruway Authority, General Revenue, Junior Indebtedness Obligated, Junior Lien:
Series A, 4.0%, 1/1/2037	500,000	519,945
Series A, 4.0%, 1/1/2038	500,000	521,020
Series A, 5.0%, 1/1/2041	3,000,000	3,427,380
New York, State Transportation Development Corp., Special Facilities Revenue, LaGuardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2046	2,500,000	2,736,925
New York, State Urban Development Corp. Revenue, Series D, 5.625%, 1/1/2028	4,000,000	4,176,560
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2037	2,500,000	2,657,475
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023	5,000	5,015
New York, Transportation/Tolls Revenue, Triborough Bridge & Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	7,749,194
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B, 5.0%, 11/15/2034	2,000,000	2,373,960
Series A, 5.0%, 11/15/2035	3,000,000	3,515,550
Series C, 5.0%, 11/15/2038	2,625,000	2,948,689
Series A-2, 5.25%, 11/15/2034	2,815,000	2,922,308
Series A-2, Prerefunded, 5.25%, 11/15/2034	1,685,000	1,748,575
New York, TSASC, Inc., Series A, 5.0%, 6/1/2041	3,000,000	3,350,490
New York, United Nations Development Corp. Revenue, Series A, 5.0%, 7/1/2026	1,000,000	1,050,580
New York, Utility Debt Securitization Authority, 5.0%, 12/15/2041	2,750,000	3,297,167
New York, Utility Debt Securitization Authority, Restructuring Revenue:
5.0%, 12/15/2034	3,000,000	3,593,250
Series TE, 5.0%, 12/15/2041	3,675,000	4,208,463
New York, Utility Debt Securitization Authority, Restructuring Bonds, 5.0%, 12/15/2036	5,000,000	5,980,650
New York & New Jersey, Port Authority:
Series 206, AMT, 5.0%, 11/15/2032	3,000,000	3,549,510
Series 197, AMT, 5.0%, 11/15/2034	3,000,000	3,480,480
Series 189, 5.0%, 5/1/2035	2,000,000	2,324,440
New York & New Jersey, Port Authority, Two Hundred Second, AMT, 5.0%, 10/15/2036	3,000,000	3,478,590
New York & New Jersey Port Authority, Special Obligation Revenue, JFK International Air Terminal LLC, 6.0%, 12/1/2042	1,025,000	1,138,437
New York City, NY, Housing Development Corp. Revenue, Series B1, 5.25%, 7/1/2031	2,845,000	3,203,982
New York City, NY, Housing Development Corp., 90 Washington Street, Series A, 1.01% *, 12/6/2017, LIQ: Fannie Mae, LOC: Fannie Mae	100,000	100,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2028	2,000,000	2,155,560
New York City, NY, Municipal Water Finance Authority Revenue, Series EE, 5.0%, 6/15/2045	3,000,000	3,385,650
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation, Series FF, 5.0%, 6/15/2031	1,000,000	1,081,130
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series A-1, 0.95% *, 12/1/2017 , SPA: Mizuho Bank Ltd.	1,000,000	1,000,000
Series EE, 5.0%, 6/15/2036	3,500,000	4,127,340
Series BB-1, 5.0%, 6/15/2046	2,000,000	2,333,020
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Fiscal 2009:
Series A, 5.75%, 6/15/2040	3,080,000	3,153,550
Series A, Prerefunded, 5.75%, 6/15/2040	920,000	942,071
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second General Resolution, Fiscal 2014, Series AA-4, 0.97% *, 12/1/2017, SPA: Bank of Montreal	2,000,000	2,000,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Fiscal 2009, Series S-5, 5.0%, 1/15/2032	1,000,000	1,035,790
New York City, NY, Transitional Finance Authority Revenue, Future Tax, Series F-1, 5.0%, 5/1/2039	4,000,000	4,468,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 4.0%, 5/1/2037	1,000,000	1,074,630
Series B-1, 4.0%, 8/1/2037	5,000,000	5,354,950
Series C, 5.0%, 11/1/2033	1,250,000	1,486,288
Series A-1, 5.0%, 8/1/2037	3,000,000	3,447,390
Series A, 5.0%, 5/1/2038	4,000,000	4,186,880
Series B1, 5.0%, 11/1/2040	4,000,000	4,525,400
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Series D-4, 0.97% *, 12/1/2017, SPA: Mizuho Bank Ltd.	1,340,000	1,340,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2016, Series A-1, 5.0%, 8/1/2037	2,000,000	2,308,780
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2017, Series A-1, 4.0%, 5/1/2036	3,000,000	3,214,500
New York City, NY, Transitional Finance Authority, Building Aid Revenue, Fiscal 2018, Series S-1, 5.0%, 7/15/2035	5,000,000	5,898,300
New York City, NY, Trust For Cultural Resources, Museum of Modern Art, Series 1-E, 4.0%, 4/1/2031	1,000,000	1,115,590
New York Counties, NY, Tobacco Settlement Pass-Through Trust, Series A-2B, 5.0%, 6/1/2045	2,000,000	2,103,080
New York, NY, General Obligation:
Series 1, 0.94% *, 12/1/2017, LIQ: JPMorgan Chase Bank NA	2,300,000	2,300,000
Series I, 0.97% *, 12/1/2017, SPA: State Street Bank & Trust Co.	2,300,000	2,300,000
Series A-1, 4.0%, 8/1/2036	3,000,000	3,217,710
Series A, 5.0%, 8/1/2025	2,500,000	2,994,700
Series C, 5.0%, 8/1/2034	2,865,000	3,283,175
Series B-1, 5.0%, 12/1/2034	2,800,000	3,291,540
Series I-1, 5.375%, 4/1/2036	910,000	955,573
Onondaga, NY, Civic Development Corp., St. Joseph's Hospital Healthcare Center Project, Series A, Prerefunded, 5.125%, 7/1/2031	1,500,000	1,583,340
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	255,000	254,577
5.7%, 1/1/2028	1,625,000	1,235,163
Port Authority of New York & New Jersey, One Hundred Ninety-Fifth, AMT, 5.0%, 4/1/2036	1,000,000	1,151,510
Port Authority of New York & New Jersey, One Hundred Ninety-Third, AMT, 5.0%, 10/15/2035	3,000,000	3,412,920
Syracuse, NY, Industrial Development Agency, Carousel Center Project:
Series A, AMT, 5.0%, 1/1/2034	1,200,000	1,352,604
Series A, AMT, 5.0%, 1/1/2035	1,800,000	2,023,470
Tompkins County, NY, Development Corp. Revenue, Ithaca College, 5.0%, 7/1/2038	2,865,000	3,236,132
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	4,000,000	4,303,960
Westchester County, NY, Tobacco Asset Securitization, Series B, 5.0%, 6/1/2041	2,750,000	2,976,710
Western Nassau County, NY, Water Authority, Series A, 5.0%, 4/1/2040	1,400,000	1,576,960
		393,776,139
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, 5.0%, 7/1/2040 (a)	155,000	173,154
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	320,000	363,411
Guam, Power Authority Revenue, Series A, 5.0%, 10/1/2030, INS: AGMC	585,000	646,021
		1,182,586
Puerto Rico 0.0%
Puerto Rico, Highway & Transportation Authority Revenue, Series Z, ETM, 6.0%, 7/1/2018, INS: AGMC	140,000	143,789
Total Municipal Bonds and Notes (Cost $379,234,264)		395,102,514
Underlying Municipal Bonds of Inverse Floaters (b) 2.7%
New York
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040 (c)	10,000,000	10,571,225
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series 2016-XM0286, 144A, 17.14%, 6/15/2040, Leverage Factor at purchase date: 4 to 1 (Cost $10,062,214)
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $389,296,478)	102.0	405,673,739
Floating Rate Notes (b)	(1.9)	(7,500,000)
Other Assets and Liabilities, Net	(0.1)	(315,764)
Net Assets	100.0	397,857,975

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2017. Maturity date reflects the earlier of demand date or stated maturity date.
(a) When-issued security.
(b) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(c) Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (d)	$—	$405,673,739	$—	$405,673,739
Total	$—	$405,673,739	$—	$405,673,739

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche New York Tax-Free Income Fund, a series of Deutsche State Tax-Free Income Series

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018